SUPPLEMENT DATED APRIL 2, 2025

TO THE SUMMARY PROSPECTUS

DATED AUGUST 31, 2024

AS AMENDED TO DATE

OF

MORNINGSTAR FUNDS TRUST

(THE “TRUST”)

Morningstar International Equity Fund

Morningstar Total Return Bond Fund

(each a “Fund”, collectively the “Funds”)

This supplement provides additional information to each Fund’s Summary Prospectus dated August 31, 2024, as amended to date, and should be read in conjunction with such Summary Prospectus.

Portfolio Manager Changes to the Morningstar International Equity Fund

I.

To reflect the addition of Seun Oyegunle and Wenli Zheng as Portfolio Managers to the portion of the Fund subadvised by T. Rowe Price Associates, Inc., the T. Rowe Price Associates, Inc. section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Summary Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
T. Rowe Price Associates, Inc.
Eric Moffett	Portfolio Manager	April 2021
Seun Oyegunle	Portfolio Manager and Vice President	April 2025
Wenli Zheng	Portfolio Manager and Vice President	April 2025

II.

To reflect the addition of Anthony P. Coniaris as Portfolio Manager to the portion of the Fund subadvised by Harris Associates L.P., the Harris Associates L.P. section of the table following the “Fund Management – Subadvisers and Portfolio Managers” heading in the Summary Prospectus for the Fund is removed and replaced with the following:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Harris Associates L.P
David G. Herro, CFA	Deputy Chairman, Co-Chief Investment Officer—International Equities, and Portfolio Manager	Since Inception (November 2018)
Michael L. Manelli, CFA	Vice President, Portfolio Manager, and International Investment Analyst	Since Inception (November 2018)
Eric Liu, CFA	Vice President, Portfolio Manager, and Analyst	August 2023
Anthony P. Coniaris, CFA	Partner, Chairman, Co-Chief Investment Officer—International Equities, and Portfolio Manager	April 2025

III.

Effective June 30, 2025, Eric Moffett is anticipated to retire and step down as a Portfolio Manager to the portion of the Fund subadvised by T. Rowe Price Associates, Inc., and all references to Mr. Moffett in the Summary Prospectus shall be removed effective on this date.

IV.

Effective July 1, 2025, Michael L. Manelli is anticipated to retire and step down as a Portfolio Manager to the portion of the Fund subadvised by Harris Associates L.P., and all references to Mr. Manelli in the Summary Prospectus shall be removed effective on this date.

Addition of Guggenheim Partners Investment Management, LLC as Subadviser to the Morningstar Total Return Bond Fund

I.

To reflect the addition of Guggenheim Partners Investment Management, LLC as a Subadviser to the Fund In the “Fund Management – Subadvisers and Portfolio Managers” section of the Summary Prospectus, the following table is added:

Portfolio Manager	Position with Subadviser	Start Date with the Fund
Guggenheim Partners Investment Management, LLC
Anne Walsh, CFA, JD	Chief Investment Officer	April 2025
Steven Brown, CFA	Chief Investment Officer, Fixed Income, Senior Managing Director and Portfolio Manager	April 2025
Adam Bloch	Managing Director and Portfolio Manager	April 2025
Evan Serdensky	Managing Director and Portfolio Manager	April 2025

Please retain this supplement for future reference.

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